TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Jun. 30, 2020
TRADE AND OTHER RECEIVABLES [Abstract]
Trade and Other Receivables
	Note	June 30, 2020	June 30, 2019
		(US$’000)
Trade receivables
Trade receivables - gross		55,862	65,886
Less: Allowance for credit losses	9.1	(1,877)	(2,209)
Trade receivables - net		53,985	63,677
Less: receivables attributable to related parties, net		(549)	(652)
Trade receivables - net closing balance		53,436	63,025

Other receivables
Prepayments		4,397	3,149
Advance Tax		1,832	1,457
VAT/Sales Tax receivables		1,651	1,039
Other receivables		923	1,091
Deposits		340	1,373
		9,143	8,109
		62,579	71,134

Allowance for Credit Losses
9.1.	Allowance for credit losses

	June 30, 2020	June 30, 2019
	(US$’000)
Opening balance	2,209	2,244
Foreign exchange movements	(228)	(273)
Loss allowance recognized during the year	224	343
Trade receivables written off against allowance	(328)	(105)
Closing balance	1,877	2,209